ACQUISITIONS (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill			$ 2,252	$ 2,252
Make Composites, Inc.
Business Acquisition [Line Items]
Purchase consideration	$ 5,400
issuance of shares of the Common Stock on aquisition	873,203
Goodwill	$ 1,900
Acquired technology	3,200
Acquired tangible assets	300
Amount of gain on its original non controlling investment	1,400
Make Composites, Inc. | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs	$ 100
addLEAP AB
Business Acquisition [Line Items]
Goodwill		$ 300
Acquired technology		100
Payment to acquire business		$ 400
addLEAP AB | Restricted stock
Business Acquisition [Line Items]
issuance of shares of the Common Stock on aquisition		74,843
addLEAP AB | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs		$ 100